Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business.
Business

1. Business

Cara Therapeutics, Inc., or the Company, is a biopharmaceutical corporation formed on July 2, 2004. The Company has been focused on leading a new treatment paradigm to improve the lives of patients suffering from chronic pruritus. The Company’s primary activities to date have been organizing and staffing the Company, developing its lead product and product candidates, including conducting preclinical studies and clinical trials of difelikefalin-based product candidates, and raising capital.

On June 14, 2024, the Board of Directors of the Company approved a streamlined operating plan exploring strategic alternatives focused on maximizing shareholder value after the Company announced its decision to discontinue the clinical program in notalgia paresthetica, or NP, on June 12, 2024. The Company’s decision to discontinue the clinical program in NP followed the outcome from the dose-finding Part A of the KOURAGE-1 study evaluating the efficacy and safety of oral difelikefalin for moderate-to-severe pruritus in adult patients with NP in which oral difelikefalin did not demonstrate a meaningful clinical benefit at any dose compared to placebo. The Company’s decision was not related to any safety or medical issues, or negative regulatory feedback related to the Company’s NP program. In connection with the streamlined operating plan, the Board of Directors also approved a second reduction in the Company’s workforce by approximately 70%, which the Company substantially completed in June 2024 (see Note 17, Commitments and Contingencies – Restructuring Actions).

In August 2021, the Company received U.S. Food and Drug Administration, or FDA, approval for KORSUVA® (difelikefalin) injection, or KORSUVA injection, for the treatment of moderate-to-severe pruritus associated with chronic kidney disease in adults undergoing hemodialysis. Commercial launch of KORSUVA injection began in the United States in April 2022 and the Company began recording the associated profit-sharing revenues in the second quarter of 2022.

In April 2022, the European Commission granted marketing authorization to difelikefalin injection under the brand name Kapruvia® (difelikefalin), or Kapruvia, for the treatment of moderate-to-severe pruritus associated with chronic kidney disease in adult hemodialysis patients. The marketing authorization approved Kapruvia for use in all member states of the European Union, or EU, as well as Iceland, Liechtenstein, and Norway. Kapruvia was also approved in the United Kingdom in April 2022. Commercial launches in Austria, Germany, Sweden, France, the Netherlands, Finland, and Norway have commenced. In August 2022, as part of the Access Consortium, difelikefalin injection was approved in Switzerland under the brand name Kapruvia, as well as Singapore and Canada under the brand name KORSUVA. Commercial launch in Switzerland has also commenced. In November 2022, difelikefalin injection was approved in the last Access Consortium country, Australia, under the brand name KORSUVA. Difelikefalin injection was also approved in the United Arab Emirates, Kuwait, Israel, Japan, and Saudi Arabia under the brand name KORSUVA in January 2023, May 2023, June 2023, September 2023, and January 2024, respectively. On November 1, 2023, the Company entered into a Purchase and Sale Agreement, or the HCR Agreement, with HCRX Investments Holdco, L.P. and Healthcare Royalty Partners IV, L.P., or collectively HCR, pursuant to which HCR will receive current and future royalty and milestone payments for Kapruvia and KORSUVA (ex U.S. only) up to certain capped amounts in exchange for certain payments made to the Company (see Note 10, Royalty Purchase and Sale Agreement).

In 2018, the Company entered into a license and collaboration agreement with a joint venture between Vifor Pharma Group and Fresenius Medical Care Renal Pharmaceutical Ltd., or Vifor Fresenius Medical Care Renal Pharma Ltd., that provides full commercialization rights of Kapruvia, and where applicable KORSUVA, to Vifor Fresenius Medical Care Renal Pharma Ltd. worldwide (excluding the United States, Japan and South Korea). In 2020, the Company entered into a second licensing and collaboration agreement, along with stock purchase agreements, with Vifor (International) Ltd., or Vifor International, that provides full commercialization rights of KORSUVA injection to Vifor International in dialysis clinics in the United States under a profit-sharing arrangement (see Note 12, Collaboration and Licensing Agreements).

In May 2022, Vifor International assigned its rights and obligations under the license agreement and a supply agreement, as permitted under the agreements, to Vifor Fresenius Medical Care Renal Pharma Ltd. The Company’s rights and obligations under these agreements were unaffected by this assignment and the assignment did not affect the Company’s economic rights under the agreements with Vifor International.

In August 2022, Vifor Pharma Group (which includes Vifor International) was acquired by CSL Limited and subsequently renamed CSL Vifor as part of the acquisition. The acquisition of Vifor Pharma Group did not affect any of the Company’s rights and obligations pursuant to these agreements.

The Company also has a license agreement with Maruishi Pharmaceutical Co. Ltd., or Maruishi, under which the Company granted Maruishi an exclusive license to develop, manufacture, and commercialize drug products containing difelikefalin for acute pain and/or uremic pruritus in Japan. In September 2023, Maruishi received manufacturing and marketing approval from Japan’s Ministry of Health, Labour and Welfare for KORSUVA IV Injection Syringe for the treatment of pruritus in hemodialysis patients (see Note 12, Collaboration and Licensing Agreements). In the fourth quarter of 2023, the Company entered into the HCR Agreement pursuant to which HCR will receive current and future royalty and milestone payments for KORSUVA (Japan) up to certain capped amounts in exchange for certain payments to the Company (see Note 10, Royalty Purchase and Sale Agreement).

As of September 30, 2024, the Company has raised aggregate net proceeds of approximately $520,700 from several rounds of equity financing, including its initial public offering, or IPO, which closed in February 2014 and four follow-on public offerings of common stock, which closed in July 2019, July 2018, April 2017 and August 2015, respectively, the issuance of common stock pursuant to its open market sales agreement with Jefferies LLC as sales agent in 2023, and the issuance of convertible preferred stock and debt prior to the IPO. The Company has also earned approximately $288,600 under its license and supply agreements for difelikefalin, primarily with CSL Vifor, Maruishi, and Chong Kun Dang Pharmaceutical Corp., or CKDP, and an earlier product candidate for which development efforts ceased in 2007. Under the terms of the HCR Agreement, the Company received net proceeds of $36,474 for the sale of future ex-U.S. royalties and milestones under Vifor Agreement No. 2 (as defined below) and the Maruishi Agreement in November and December 2023. The Company has also received aggregate net proceeds of approximately $98,000 from the issuance and sale of the Company’s common stock to Vifor International in connection with the Company’s license agreement with CSL Vifor (see Note 12, Collaboration and Licensing Agreements).

As of September 30, 2024, the Company had unrestricted cash and cash equivalents and marketable securities of $42,036 and an accumulated deficit of $747,933. The Company has incurred substantial net losses and negative cash flows from operating activities in nearly every fiscal period since inception and expects this trend to continue for the foreseeable future. The Company recognized net losses of $12,476 and $28,032 for the three months ended September 30, 2024 and 2023, respectively, and $63,188 and $86,176 for the nine months ended September 30, 2024 and 2023, respectively, and had net cash used in operating activities of $56,874 and $74,708 for the nine months ended September 30, 2024 and 2023, respectively.

The Company is subject to risks and uncertainties including, the possible delisting of its common stock from the Nasdaq Capital Market, ability to raise additional financing, and should it resume development of its product candidate or future product candidates, risks and uncertainties common to other life science companies including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on key personnel, market acceptance of products, product liability, protection of proprietary technology and compliance with FDA and other government regulations. Should the Company resume development of its product candidate or any future product candidate, even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company would generate additional recurring product revenue or achieve profitability.

Nasdaq Continued Listing Rules

On February 1, 2024, the Company received a letter from The Nasdaq Stock Market, or Nasdaq, notifying it that, for the previous 30 consecutive business day periods prior to the date of the letter, the closing bid price for the Company’s common stock was below $1.00. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, or until July 30, 2024, to regain compliance with Nasdaq’s bid price requirement. On July 31, 2024, the Company received a notice, or the Extension Notice, from the Listing Qualifications Department of Nasdaq informing it that Nasdaq granted the Company an additional 180 calendar days, or until January 27, 2025, to regain compliance with the minimum closing bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2), or the Rule. In connection with the Extension

Notice, the listing of the Company’s common stock was transferred from the Nasdaq Global Market to the Nasdaq Capital Market, effective as of August 1, 2024. The Extension Notice had no other immediate effect on the listing of the Company’s common stock.

If at any time before January 27, 2025, the closing bid price of the Company’s common stock is at least $1.00 per share for a minimum of 10 consecutive business days, Nasdaq will provide written confirmation that the Company has achieved compliance with the Rule.

The Company intends to continue to actively monitor the bid price for its common stock between now and January 27, 2025, and will consider available options to resolve the deficiency and regain compliance with the Rule. These options include, but are not limited to, effecting a reverse stock split, if necessary, to attempt to regain compliance. If the Company does not regain compliance within the additional compliance period, Nasdaq will provide notice that the Company’s common stock will be subject to delisting. The Company would then be entitled to appeal that determination to a Nasdaq hearings panel. There is no assurance, however, that the Company will regain compliance with the Rule or that the Company’s common stock will not be delisted from Nasdaq.

Nasdaq Listing Rule 5550(b)(1) requires companies listed on the Nasdaq Capital Market to maintain shareholders’ equity of at least $2,500, or the Shareholders’ Equity Requirement, or the alternative requirements of having a market value of listed securities of $35,000 or net income from continuing operations of $500 in the most recently completed fiscal year or two of the last three most recently completed fiscal years, or the Alternative Standards. As of September 30, 2024, the Company had shareholders’ equity of $707 and therefore the Company is not in compliance with the Shareholders’ Equity Requirement and, as of September 30, 2024, did not meet the Alternative Standards. If the Company continues to not be in compliance or if the Company fails to meet other Nasdaq continuing listing requirements, the Company’s common stock may be subject to delisting, and the Company may become subject to delisting proceedings. The Company is currently assessing its available options to regain compliance with the Shareholders’ Equity Requirement.

1. Business

Cara Therapeutics, Inc., or the Company, is a development-stage biopharmaceutical corporation formed on July 2, 2004. The Company is leading a new treatment paradigm to improve the lives of patients suffering from pruritus. The Company’s primary activities to date have been organizing and staffing the Company, developing its lead product and product candidates, including conducting preclinical studies and clinical trials of difelikefalin-based product candidates, and raising capital.

In August 2021, the Company received U.S. Food and Drug Administration, or FDA, approval for KORSUVA® (difelikefalin) injection, or KORSUVA injection, for the treatment of moderate-to-severe pruritus associated with chronic kidney disease in adults undergoing hemodialysis. Commercial launch of KORSUVA injection began in the United States in April 2022 and the Company began recording the associated profit-sharing revenues in the second quarter of 2022.

In April 2022, the European Commission granted marketing authorization to difelikefalin injection under the brand name Kapruvia® (difelikefalin), or Kapruvia, for the treatment of moderate-to-severe pruritus associated with chronic kidney disease in adult hemodialysis patients. The marketing authorization approved Kapruvia for use in all member states of the European Union, or EU, as well as Iceland, Liechtenstein, and Norway. Kapruvia was also approved in the United Kingdom in April 2022. Commercial launches in Austria, Germany, Sweden, France, the Netherlands, and Finland have commenced. In August 2022, as part of the Access Consortium, difelikefalin injection was approved in Switzerland under the brand name Kapruvia, as well as Singapore and Canada under the brand name KORSUVA. In November 2022, difelikefalin injection was approved in the last Access Consortium country, Australia, under the brand name KORSUVA. Difelikefalin injection was also approved in the United Arab Emirates, Kuwait, Israel, and Japan under the brand name KORSUVA in January 2023, May 2023, June 2023, and September 2023, respectively. The Company expects additional approvals and commercial launches over the next 12-18 months. On November 1, 2023, the Company entered into a Purchase and Sale Agreement, or the HCR Agreement, with HCRX Investments Holdco, L.P. and Healthcare Royalty Partners IV, L.P., or collectively HCR, where HCR will receive future royalty and milestone payments for Kapruvia and KORSUVA (ex U.S. only) up to certain capped amounts in exchange for certain payments to the Company (see Note 10, Royalty Purchase and Sale Agreement).

In 2018, the Company entered into a licensing and collaboration agreement with a joint venture between Vifor Pharma Group and Fresenius Medical Care Renal Pharmaceutical Ltd., or Vifor Fresenius Medical Care Renal Pharma Ltd., that provides full commercialization rights of Kapruvia, and where applicable KORSUVA, to Vifor Fresenius Medical Care Renal Pharma Ltd. worldwide (excluding the United States, Japan, and South Korea). In 2020, the Company entered into a second licensing and collaboration agreement, along with stock purchase agreements, with Vifor (International) Ltd., or Vifor International, that provides full commercialization rights of KORSUVA injection to Vifor International in dialysis clinics in the United States under a profit-sharing arrangement (see Note 13, Collaboration and Licensing Agreements).

In May 2022, Vifor International assigned its rights and obligations under the license agreement and a supply agreement, as permitted under the agreements, to Vifor Fresenius Medical Care Renal Pharma Ltd. The Company’s rights and obligations under these agreements were unaffected by this assignment, and the assignment did not affect the Company’s economic rights under the agreements with Vifor International.

In August 2022, Vifor Pharma Group (which includes Vifor International) was acquired by CSL Limited and subsequently renamed CSL Vifor as part of the acquisition. The acquisition of Vifor Pharma Group did not affect any of the Company’s rights and obligations pursuant to these agreements.

The Company also has a license agreement with Maruishi Pharmaceutical Co. Ltd., or Maruishi, under which the Company granted Maruishi an exclusive license to develop, manufacture, and commercialize drug products containing difelikefalin for acute pain and/or uremic pruritus in Japan. In September 2023, Maruishi received manufacturing and marketing approval from Japan’s Ministry of Health, Labour and Welfare for KORSUVA IV Injection Syringe for the treatment of pruritus in hemodialysis patients. In conjunction with the approval, the Company earned a $1,449 milestone payment per the terms of the licensing agreement (see Note 13, Collaboration and Licensing Agreements and Note 14, Revenue Recognition). On November 1, 2023, the Company entered into the HCR Agreement where HCR will receive future royalty and milestone payments for KORSUVA (Japan) up to certain capped amounts in exchange for certain payments to the Company (see Note 10, Royalty Purchase and Sale Agreement).

As of December 31, 2023, the Company has raised aggregate net proceeds of approximately $520,700 from several rounds of equity financing, including its initial public offering, or IPO, which closed in February 2014 and four follow-on public offerings of common stock, which closed in July 2019, July 2018, April 2017 and August 2015, respectively, the issuance of common stock pursuant to its open market sales agreement with Jefferies LLC as sales agent, or the Sales Agreement, in 2023 and the issuance of convertible preferred stock and debt prior to the IPO. Including profit share revenue and royalties, the Company has also earned approximately $287,000 under its license and supply agreements for difelikefalin, primarily with CSL Vifor, Maruishi, and Chong Kun Dang Pharmaceutical Corp., or CKDP, and an earlier product candidate for which development efforts ceased in 2007. Under the terms of the HCR Agreement, the Company received net proceeds of $36,474 for the sale of future ex U.S. royalties and milestones under Vifor Agreement No. 2 and the Maruishi Agreement in November and December 2023. In October 2021, the Company received net proceeds of $44,969 from the issuance and sale of 273,533 shares of the Company’s common stock to Vifor International in connection with U.S. regulatory approval for KORSUVA injection in August 2021. Additionally, in October 2020, the Company received net proceeds of $38,449 from the issuance and sale of 244,963 shares of the Company’s common stock to Vifor International in connection with the Company’s license agreement with Vifor International. Furthermore, in May 2018, the Company received net proceeds of $14,556 from the issuance and sale of 97,902 shares of the Company’s common stock to Vifor International in connection with the Company’s license agreement with CSL Vifor (see Notes 11, Stockholders’ Equity and 13, Collaboration and Licensing Agreements).

As of December 31, 2023, the Company had unrestricted cash and cash equivalents and marketable securities of $100,758 and an accumulated deficit of $684,745. The Company has incurred substantial net losses and negative cash flows from operating activities in nearly every fiscal period since inception and expects this trend to continue for the foreseeable future. The Company recognized net losses of $118,513, $85,474, and $88,441 for the years ended December 31, 2023, 2022 and 2021, respectively. The Company had net cash used in operating activities of $92,078, $78,730, and $60,087 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company is subject to risks common to other life science companies including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing, and compliance with FDA and other government regulations. If the Company does not successfully develop and commercialize its other product candidate, it will be unable to generate additional recurring product revenue or achieve profitability.